Derivative financial instruments (Narrative) (Details) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure of fair value measurement of assets [line items]
Maximum period hedge exposure to variability in future cash flows	10 years	10 years
Description of how entity establishes hedge ratio and what sources of hedge ineffectiveness are	The hedging instruments share the same risk exposures as the hedged items, being interest rate risk, inflation risk and foreign currency risk. Hedge effectiveness is assessed with reference to the shared risks, but to the extent hedging instruments are exposed to different risks than the hedged items, this could result in hedge ineffectiveness or hedge accounting failures. In some cases, certain items which are economically hedged may be ineligible hedged items for the purposes of IAS 39, such as core deposits and equity. In these instances, a proxy hedging solution can be utilised whereby portfolios of floating rate assets are designated as eligible hedged items in cash flow hedges. The ratio between the hedged item and the hedging instruments is typically determined with reference to the sensitivity of the hedged item, on designation to the risk factor, compared to that of the hedging instrument. In many cases the ratio is 100%. In some hedging relationships, the Barclays Group would designate risk components of hedged items as follows: (i) Benchmark interest rate risk as a component of interest rate risk, such as the LIBOR component. (ii) Inflation risk as a contractually specified component of a debt instrument. (iii) Spot exchange rate risk for foreign currency financial assets or financial liabilities. (iv) Components of cash flows of hedged items, for example certain interest payments for part of the life of an instrument. Using the benchmark interest rate risk results in other risks such as credit risk and liquidity risk being excluded from the hedge accounting relationship. LIBOR is considered the predominant interest rate risk and therefore the hedged items change in fair value on a fully proportionate basis with reference to this risk. For disclosures of the extent of risk exposures that the Barclays Group manages refer to the Risk review section. In respect of many of the Barclays Group’s hedge accounting relationships, the hedged item and hedging instrument change frequently due to the dynamic nature of the risk management and hedge accounting strategy. The Barclays risk management strategy is to hedge interest rate risk with interest rate derivatives (predominantly interest rate swaps), currency risk with currency derivatives and inflation risk with inflation derivatives. The interest rate risk management strategy is to reduce Barclays’ exposure to interest rate risk to within approved risk limits. The Barclays Group applies hedge accounting to dynamic scenarios, predominantly in relation to interest rate risk, with a combination of hedged items (some hedged items are designated by proxy) in order for its financial statements to reflect as closely as possible the economic risk management undertaken. Hedge relationships are analysed and rebalanced on a daily basis. In some cases, if the hedge accounting objective changes, the relevant hedge accounting relationship is de-designated; in some cases, a de-designated relationship is replaced with a different hedge accounting relationship. Changes in the GBP value of net investments due to foreign currency movements are captured in the currency translation reserve, resulting in a movement in CET1 capital. The Barclays Group’s strategy is to minimise the volatility of the capital ratios caused by foreign exchange movements, by matching the CET1 capital movements to the revaluation of the Barclays Group’s foreign currency RWA exposures. Net investment hedges are designated where necessary to reduce the exposure to movement in a particular exchange rate to within limits mandated by Risk. As far as possible, existing external currency liabilities are designated as the hedging instruments. Hedging relationships are reviewed, and adjusted if necessary, at least once a month. Sources of ineffectiveness affecting hedge accounting are as follows: Mismatches between the contractual terms of the hedged item and hedging instrument, including basis differences between the hedged risk and the risk exposure of the hedging instrument. (ii) Changes in credit risk of the hedging instruments. (iii) If a hedge accounting relationship becomes overhedged. This might occur in hedges of net investments if the net asset value designated at the start of the period falls below the amount of the hedging instrument. (iv) In cash flow hedging solution, when a hedge is built using external swaps having non-zero PVs, it creates ineffectiveness. No other source of ineffectiveness has arisen during the period. Hedge effectiveness is determined with reference to quantitative tests, predominantly regression testing, which takes into account the regression co-efficient, the slope of the regression line, and ensuring that the relevant confidence intervals are complied with. There were no instances of forecast transactions for which hedge accounting had been used in the previous period, but which are no longer expected to occur.
Net interest income	£ 9,062	£ 9,845	£ 10,537
Cash flow hedges [member]
Disclosure of fair value measurement of assets [line items]
Net interest income	£ 332	£ 632
Cash flow hedges [member] | Floating interest rate [member]
Disclosure of fair value measurement of assets [line items]
Nominal amount of hedging instrument	77,700